Victory Tax Exempt Intermediate-Term Fund Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%		0.99%	2.25%
Bloomberg Municipal 1-15 Years Blend Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.88%		1.08%	2.04%
Lipper Intermediate Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.05%		1.10%	1.98%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.29%		1.20%	2.19%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.29%		1.20%	2.19%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.72%		1.59%	2.38%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.33%	1.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.24%)		0.49%	1.71%

[1]	Inception date of Institutional Shares is June 29, 2020.